Revenues (Details) - ILS (₪)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues	[1]	₪ 927,000	₪ 108,671

[1]	For the year ended December 31, 2023, the Company’s revenues derived from consulting services rendered from operations. For the year ended December 31, 2022, the Company’s revenues mainly derived from digital wallets licensing.